Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2022 [1]	Dec. 31, 2021
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 2,190	€ 3,083
Fair value of cash collateral received	2,417	2,171
Fair value of non-cash collateral received	74	1,102
Net exposure	(301)	(190)
Non-cash collateral that can be sold or repledged in the absence of default	0	1,004
Non-cash collateral that has been sold or transferred	€ 0	€ 0

[1]	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.